Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments and Fair Value Disclosures [Abstract]
Revenue from Charterers
For the six-month periods ended June 30, 2024 and 2023, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	Six months ended June 30, 2024	Six months ended June 30, 2023
A	23%	-
B	20%	-
C	14%	-
D	12%	26%
E	-	21%
F	-	11%